SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal
States
Total current income tax benefit (expense)
Federal
States
Total deferred income tax benefit (expense)
Total income tax expense (benefit)